Loan to third party (Details Narrative)		12 Months Ended
	Nov. 20, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Nov. 20, 2020 SGD ($)
Third Parties [Member]
Interest expense		$ 122,845	$ 128,071
Weighted average interest rate		11.00%	6.30%	11.00%	6.30%
PT total Prima Indonesia [Member]
Loan borrow up amount	$ 700,000					$ 1,000,000
Loan interest rate	9.00%
Loan accumulatively disbursed		$ 608,683	$ 352,959	$ 816,000	$ 476,000
Interest receivable		62,766	19,003	$ 84,144	$ 25,627
PT total Prima Indonesia [Member] | Related Party [Member]
Interest income from loan to third party			$ 19,071